ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following as of:

	December 31,	December 31,
	2024	2023

Property tax payable	$122,671	$78,817
Other current liabilities	96,383	55,863
Accrued expenses and other current liabilities	$219,054	$134,680